Property and Equipment	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property and Equipment
PROPERTY AND EQUIPMENT
Property and equipment includes the following:

	March 31,	December 31,
	2014	2013

	(in thousands)
Oil and natural gas properties:
Subject to depletion	$1,580,387	$1,278,799
Not subject to depletion-acquisition costs
Incurred in 2014	142,064	—
Incurred in 2013	256,998	279,353
Incurred in 2012	85,358	87,252
Incurred in 2011	764	1,598
Incurred in 2010	—	1,358
Total not subject to depletion	485,184	369,561

Gross oil and natural gas properties	2,065,571	1,648,360
Less accumulated depreciation, depletion, amortization and impairment	(241,514)	(210,837)
Oil and natural gas properties, net	1,824,057	1,437,523

Pipeline and gas gathering assets	6,503	6,142
Other property and equipment	4,635	4,071
Less accumulated depreciation	(1,617)	(1,399)
Other property and equipment, net	3,018	2,672

Property and equipment, net of accumulated depreciation, depletion, amortization and impairment	$1,833,578	$1,446,337

The average depletion rate per barrel equivalent unit of production was $25.19 and $24.50 for the three months ended March 31, 2014 and 2013, respectively. Internal costs capitalized to the full cost pool represent management’s estimate of costs incurred directly related to exploration and development activities such as geological and other administrative costs associated with overseeing the exploration and development activities. All internal costs not directly associated with exploration and development activities were charged to expense as they were incurred. Capitalized internal costs were approximately $2,296,000 and $692,000 for the three months ended March 31, 2014 and 2013, respectively. Costs associated with unevaluated properties are excluded from the full cost pool until the Company has made a determination as to the existence of proved reserves. The inclusion of the Company’s unevaluated costs into the amortization base is expected to be completed within three to five years.

PROPERTY AND EQUIPMENT
Property and equipment includes the following:

	June 30,	December 31,
	2014	2013

	(in thousands)
Oil and natural gas properties:
Subject to depletion	$1,734,629	$1,278,799
Not subject to depletion-acquisition costs
Incurred in 2014	144,516	—
Incurred in 2013	237,540	279,353
Incurred in 2012	73,872	87,252
Incurred in 2011	764	1,598
Incurred in 2010	—	1,358
Total not subject to depletion	456,692	369,561
Gross oil and natural gas properties	2,191,321	1,648,360
Less accumulated depreciation, depletion, amortization and impairment	(281,218)	(210,837)
Oil and natural gas properties, net	1,910,103	1,437,523
Pipeline and gas gathering assets	6,846	6,142
Other property and equipment	4,973	4,071
Less accumulated depreciation	(1,934)	(1,399)
Other property and equipment, net	3,039	2,672
Property and equipment, net of accumulated depreciation, depletion, amortization and impairment	$1,919,988	$1,446,337

The average depletion rate per barrel equivalent unit of production was $24.46 and $24.81 for the three months and six months ended June 30, 2014, respectively, and $24.42 and $24.44 for the three months and six months ended June 30, 2013, respectively. Internal costs capitalized to the full cost pool represent management’s estimate of costs incurred directly related to exploration and development activities such as geological and other administrative costs associated with overseeing the exploration and development activities. All internal costs not directly associated with exploration and development activities were charged to expense as they were incurred. Capitalized internal costs were approximately $2,632,000 and $4,928,000 for the three months and six months ended June 30, 2014, respectively, and $843,000 and $1,640,000 for the three months and six months ended June 30, 2013, respectively. Costs associated with unevaluated properties are excluded from the full cost pool until the Company has made a determination as to the existence of proved reserves. The inclusion of the Company’s unevaluated costs into the amortization base is expected to be completed within three to five years.

PROPERTY AND EQUIPMENT
Property and equipment includes the following:

	December 31,
	2013	2012
Oil and natural gas properties:
Subject to depletion	$1,278,799	$576,497
Not subject to depletion-acquisition costs
Incurred in 2013	279,353	—
Incurred in 2012	87,252	117,395
Incurred in 2011	1,598	1,670
Incurred in 2010	1,358	1,647
Incurred in 2009	—	533
Total not subject to depletion	369,561	121,245

Gross oil and natural gas properties	1,648,360	697,742
Less accumulated depreciation, depletion, amortization and impairment	(210,837)	(145,102)
Oil and natural gas properties, net	1,437,523	552,640

Pipeline and gas gathering assets	6,142	—

Other property and equipment	4,071	2,337
Less accumulated depreciation	(1,399)	(735)
Other property and equipment, net	2,672	1,602

Property and equipment, net of accumulated depreciation, depletion, amortization and impairment	$1,446,337	$554,242

Internal costs capitalized to the full cost pool represent management’s estimate of costs incurred directly related to exploration and development activities such as geological and other administrative costs associated with overseeing the exploration and development activities. All internal costs not directly associated with exploration and development activities were charged to expense as they were incurred. Capitalized internal costs were approximately $5,348, $4,872 and $871 for the years ended December 31, 2013, 2012 and 2011, respectively. Costs associated with unevaluated properties are excluded from the full cost pool until the Company has made a determination as to the existence of proved reserves. The inclusion of the Company’s unevaluated costs into the amortization base is expected to be completed within three to five years.